Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000162463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.83%	4.78%	4.39%
C000162464
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000117767
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Without Sales Load [Member] | C000162463
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	5.46%	4.73%
Without Sales Load [Member] | C000162464
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%	5.71%	4.99%
Without Sales Load [Member] | C000117767
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	5.81%	5.01%
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	0.08%	(1.02%)	(0.54%)
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	0.08%	(1.02%)	(0.54%)
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Average Annual Return, Percent	0.08%	(1.02%)	(0.54%)
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	4.73%	0.14%	1.39%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	4.73%	0.14%	1.39%
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Average Annual Return, Percent	4.73%	0.14%	1.39%